Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]		Accumulated Deficit [Member]	Total Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 890	$ 182,144	$ (1,306)	$ 23	[1]	$ (166,091)		$ 15,660
Balance, shares at Dec. 31, 2008	25,206,659
Purchase of treasury shares, value	(56)		(3,482)					(3,538)
Purchase of treasury shares, shares	(1,457,748)
Issuance of shares upon exercise of options and warrants	8	210						218
Issuance of shares upon exercise of options and warrants, shares	209,850
Stock-based compensation related to employees		1,345						1,345
Stock-based compensation related to options granted to non- employees		32						32
Net income						5,160	5,160	5,160
Total comprehensive income							5,160
Balance at Dec. 31, 2009	842	183,731	(4,788)	23	[1]	(160,931)		18,877
Balance, shares at Dec. 31, 2009	23,958,761
Purchase of treasury shares, value	(42)		(3,778)					(3,820)
Purchase of treasury shares, shares	(1,030,466)
Issuance of shares upon exercise of options and warrants	12	785						797
Issuance of shares upon exercise of options and warrants, shares	577,418
Stock-based compensation related to employees		1,465						1,465
Stock-based compensation related to options granted to non- employees		31						31
Net income						4,403	4,403	4,403
Total comprehensive income							4,403
Balance at Dec. 31, 2010	812	186,012	(8,566)	23	[1]	(156,528)		21,753
Balance, shares at Dec. 31, 2010	23,505,713							23,505,713
Issuance of shares upon exercise of options and warrants	22	1,238						1,260
Issuance of shares upon exercise of options and warrants, shares	587,904
Stock-based compensation related to employees		1,213						1,213
Net income						4,598		4,598
Total comprehensive income							4,598
Balance at Dec. 31, 2011	$ 834	$ 188,463	$ (8,566)	$ 23	[1]	$ (151,930)		$ 28,824
Balance, shares at Dec. 31, 2011	24,093,617							24,093,617

[1]	Relates to foreign currency translation adjustments